Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of inventories [Abstract]
Raw materials	$ 116	$ 79
Finish goods	239	11
Total	$ 355	$ 90